30. Earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Schedule of earnings per share

The table below presents the determination of net income available to holders of common shares and the weighted average number of common shares outstanding used to calculate basic and diluted earnings per share in each reporting exercise:

	2019	2018	2017
		Restated	Restated
Basic numerator
Net income (loss) allocated to ordinary shareholders – continuing operations	478	1,156	357
Net income (loss) allocated to ordinary shareholders - discontinued operations	312	(7)	150
Net income (loss) allocated to ordinary shareholders	790	1,149	507

Basic denominator (millions of shares)
Weighted average of shares	267	267	266

Basic earnings per millions of shares (R$) – continuing operations	1.78980	4.33836	1.34175
Basic earnings per millions of shares (R$) - discontinued operations	1.16824	(0.02627)	0.56376
Basic earnings per millions of shares (R$) – total	2.95804	4.31209	1.90551

Diluted numerator
Net income (loss) allocated to ordinary shareholders – continuing operations	478	1,156	357
Net income (loss) allocated to ordinary shareholders - discontinued operations	312	(7)	150
Net income (loss) allocated to ordinary shareholders	790	1,149	507

Diluted denominator
Weighted average of shares (in millions)	267	267	266
Stock option	1	1	1
Diluted weighted average of shares (millions)	268	268	267

Diluted earnings per millions of shares (R$) – continuing operations	1.78696	4.31977	1.33637
Diluted earnings per millions of shares (R$) – discontinued operations	1.16657	-	0.56100
Diluted earnings per millions of shares (R$) – total	2.95353	4.29350	1.89737